Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (7,768)		¥ (6,365)
Intangible assets, net	975	$ 137	1,509
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	7,963		7,094
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780		¥ 780